Investment Objectives and Goals - DF Tactical 30 ETF	Oct. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DF TACTICAL 30 ETF – FUND SUMMARY
Objective, Primary [Text Block]	Investment Objectives: The DF Tactical 30 ETF’s (the “Fund”) investment objective is to provide long-term capital appreciation.